Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended	3 Months Ended			12 Months Ended
		Dec. 31, 2020 USD ($) shares	Jan. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($) Kilometers shares	Mar. 31, 2021 CNY (¥) Kilometers	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) Kilometers shares	Dec. 31, 2020 CNY (¥) Kilometers	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Accounting Policies [Line Items]
Foregn currency translation rate				6.5518							6.5518
Restricted cash		$ 355,955		$ 271,567			$ 355,955		¥ 460,812		¥ 1,779,251	¥ 2,332,145
Allowance for credit loss on accounts receivable charged to income statement					¥ 4,351	¥ 588		¥ 10,039
Allowance for credit loss on accounts receivable current											9,260	8,220
Allowance for credit loss on accounts receivable non current											7,410	4,287
Short-term investments		$ 430,525		224,085			430,525		407,844		1,468,158	2,820,711
Inventory write-downs				$ 7,101	¥ 46,525	8,000	14,135	92,612	109,505	¥ 0
Land use rights amortisation period		50 years		50 years	50 years
Research and development expenses	[1]			$ 81,674	¥ 535,114	310,782	263,425	1,725,906	2,070,158	1,051,219
Advertising costs					111,724	41,415		517,135	168,170	58,326
Selling and marketing expenses total					569,318	183,069		1,737,765	668,602	317,109
Employer contribution to defined contribution plan					72,540	44,618		152,361	215,046	104,201
Dividend declared						0			0	0	0	0
General and Administrative Expense					151,503	138,756		¥ 1,182,884	495,967	325,432
Short-term deposits		$ 149,561		$ 150,907			$ 149,561		0		988,711	979,897
Long-term deposits											903,781	0
Impairment of indefinite-lived intangible assets					¥ 0	0
Guangzhou Huitian Aerospace Technology Co Ltd [Member]
Accounting Policies [Line Items]
Payments to acquire equity interests			¥ 24,551
License Of Maintenance And Overhauls [Member]
Accounting Policies [Line Items]
Summary of Finite Lived Intangible Assets Useful Lives				26 months	26 months		26 months	26 months
Bank Deposits for Letter of Credit Bank Notes and a Forward Exchange Contract [Member]
Accounting Policies [Line Items]
Restricted cash									425,812		1,743,851	2,296,560
Deposits Restriction Subject to Settlement of Dispute [Member]
Accounting Policies [Line Items]
Restricted cash									35,000		¥ 35,400	¥ 35,585
General Reserve Fund [Member]
Accounting Policies [Line Items]
Percentage of the after tax profits allocatable to statutory general reserve fund				10.00%	10.00%		10.00%	10.00%
Minimum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Summary of Finite Lived Intangible Assets Useful Lives				2 years	2 years		2 years	2 years
Minimum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				2 years	2 years		2 years	2 years
Minimum [Member] | General Reserve Fund [Member]
Accounting Policies [Line Items]
Statutory reserves as a percentage of the reserved capital of the company		50.00%		50.00%			50.00%				50.00%	50.00%
Maximum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Summary of Finite Lived Intangible Assets Useful Lives				10 years	10 years		10 years	10 years
Maximum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				10 years	10 years		10 years	10 years
Chengxing [Member] | Common Class A [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Accounting Policies [Line Items]
Share based compensation by share based payment arrangement number of shares authorised | shares		161,462,100		161,462,100			161,462,100				161,462,100	161,462,100
CHINA
Accounting Policies [Line Items]
Short-term deposits												¥ 979,897
CHINA | General Reserve Fund [Member]
Accounting Policies [Line Items]
Statutory reserves						0			0	0	¥ 0	¥ 0
Customer Upgrade Programme [Member]
Accounting Policies [Line Items]
Period of validity of loyalty scheme offered				5 years	5 years		5 years	5 years
Period within which customers have to accept the loyalty scheme offered				30 days	30 days		30 days	30 days
Vehicles [Member]
Accounting Policies [Line Items]
Product warranty period				4 years	4 years		4 years	4 years
Distance for the vehicle used for which warranty is given | Kilometers				100,000	100,000		100,000	100,000
Cost of Sales [Member]
Accounting Policies [Line Items]
Inventory write-downs					¥ 46,525	8,000		¥ 92,612	109,505
Operating Expense [Member]
Accounting Policies [Line Items]
Gain loss on the disposal of propery plant and equipment					¥ 480	¥ 527		¥ 6,167	¥ 1,191	¥ 30,275

[1]	Share-based compensation was allocated in operating expenses as follows: